Allowance for Credit Losses - Additional Information (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023
Financing Receivable Allowance For Credit Losses [Line Items]
Credit Loss Write Off	$ 8,446	$ 5,320	$ 28,471	$ 20,489
Cumulative Effect, Period of Adoption, Adjustment
Financing Receivable Allowance For Credit Losses [Line Items]
Allowance for credit losses increase (decrease)	$ 8,961	$ 5,017	$ 23,687	$ 13,581